Shareholder Report, Line Graph (Details) 193198_FundX Future Fund Opportunities ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2025	Jun. 09, 2025	Sep. 30, 2025
FundX Future Fund Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name			FundX Future Fund Opportunities ETF (at NAV)
Accumulated Value	$ 10,928	$ 10,000
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Growth Index
Accumulated Value	$ 11,182	$ 10,000